Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	MAY 1, 2025SUPPLEMENT TO HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.Effective immediately, in the summary section for Hartford Schroders Diversified Opportunities Fund (formerly, Hartford Schroders Diversified Growth Fund) in the above referenced Statutory Prospectus under the heading “Past Performance – Average Annual Total Returns,” the first paragraph in the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:Average Annual Total Returns.The table below shows returns for the Fund over time compared to those of the Fund’s blended benchmark, the indices that comprise the blended benchmark, and the ICE BofA US 3-Month Treasury Bill Index plus 5%. The indices that comprise the blended benchmark are broad based market indices and serve as the Fund’s regulatory indices. The blended benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Fund also measures its performance against the ICE BofA US 3-Month Treasury Bill Index plus 5% as a secondary performance index. The blended benchmark and the ICE BofA US 3-Month Treasury Bill Index plus 5% are calculated by Hartford Funds Management Company, LLC. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class SDR shares and will vary for the Fund’s other class.Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Hartford Schroders Diversified Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	MAY 1, 2025SUPPLEMENT TO HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.Effective immediately, in the summary section for Hartford Schroders Diversified Opportunities Fund (formerly, Hartford Schroders Diversified Growth Fund) in the above referenced Statutory Prospectus under the heading “Past Performance – Average Annual Total Returns,” the first paragraph in the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:Average Annual Total Returns.The table below shows returns for the Fund over time compared to those of the Fund’s blended benchmark, the indices that comprise the blended benchmark, and the ICE BofA US 3-Month Treasury Bill Index plus 5%. The indices that comprise the blended benchmark are broad based market indices and serve as the Fund’s regulatory indices. The blended benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Fund also measures its performance against the ICE BofA US 3-Month Treasury Bill Index plus 5% as a secondary performance index. The blended benchmark and the ICE BofA US 3-Month Treasury Bill Index plus 5% are calculated by Hartford Funds Management Company, LLC. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class SDR shares and will vary for the Fund’s other class.Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class SDR shares and will vary for the Fund’s other class.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class SDR shares and will vary for the Fund’s other class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of the Fund’s blended benchmark, the indices that comprise the blended benchmark, and the ICE BofA US 3-Month Treasury Bill Index plus 5%. The indices that comprise the blended benchmark are broad based market indices and serve as the Fund’s regulatory indices. The blended benchmark serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Fund also measures its performance against the ICE BofA US 3-Month Treasury Bill Index plus 5% as a secondary performance index. The blended benchmark and the ICE BofA US 3-Month Treasury Bill Index plus 5% are calculated by Hartford Funds Management Company, LLC. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class SDR shares and will vary for the Fund’s other class.Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.